DAVIS NEW YORK VENTURE FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:          Davis New York Venture Fund, Inc. (File Nos. 2-29858, 811-1701)
Davis Global Fund (S000003441; C000009524, C000009526, C000039882)
Davis International Fund (S000014591; C000039879, C000039881, C000082064)
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on February 28, 2023, and that the text of the most recent amendment to the registration statement has been filed electronically.
Dated: March 2, 2023
Davis New York Venture Fund, Inc.
By: /s/ Lisa Cohen
Lisa Cohen, Secretary